Basis of preparation of financial statements and principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
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Basis of preparation
a)	Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), which collective term includes all applicable individual IFRSs, International Accounting Standards (“IASs”) issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”) of the IASB.

The consolidated financial statements have been prepared on a historical cost basis, except for the defined benefit pension plans – plan assets measured at fair value.

These consolidated financial statements are presented in New Taiwan dollars (“NT$”), which is the Company’s functional currency.

New and amended standards adopted by the group
b)	New and amended standards adopted by the group

Amendments to IAS 7 “Disclosure Initiative”

This amendment requires that an entity shall provide more disclosures related to changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. Please refer to Note 30.

New and revised International Financial Reporting Standards not yet adopted
c)	New and revised International Financial Reporting Standards not yet adopted

Amendments to IFRSs which have been published but are not mandatory for the financial year ending December 31, 2017 are not expected to have a material impact on the Group. Major Amendment to IFRSs that are not yet effective are listed below:

New Standards, Interpretations and Amendments	Effective date by IASB
IFRS 9, “Financial Instruments”	January 1, 2018
IFRS 15, “Revenue from Contracts with Customers”	January 1, 2018
IFRS 16, “Leases”	January 1, 2019

When adopting the new standards effective from 2018, the Group will apply the new rules under IFRS 9 “Financial Instruments” (“IFRS 9”) and adopt IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”) using the modified retrospective approach from January 1, 2018. The significant effects of applying the new standards as of January 1, 2018 are summarized below:

(a)	Financial assets at fair value through other comprehensive income

In accordance with IFRS 9, an entity at its sole option may irrevocably designate an investment in an equity instrument not held for dealing or trading purpose at initial recognition as financial assets at fair value through other comprehensive income. The Group expects to reclassify available-for-sale financial assets, which were stated at cost less any impairment losses, in the amount of NT$9,950 thousand (US$336 thousand), to financial assets at fair value through other comprehensive income. Accordingly, as of January 1, 2018, financial assets at fair value through other comprehensive income, retained earnings and other reserve will be increased by NT$89,335 thousand (US$3,014 thousand), NT$28,584 thousand (US$964 thousand) and NT$50,801 thousand (US$1,714 thousand), respectively.

(b)	Financial assets at fair value through profit or loss

In accordance with IFRS 9, the Group expects to reclassify available-for-sale financial assets, which were stated at cost less any impairment losses, in the amounts of NT$10,940 thousand (US$369 thousand), to financial assets at fair value through profit or loss. Accordingly, as of January 1, 2018, financial assets at fair value through profit or loss and retained earnings will be increased by NT$11,433 thousand (US$386 thousand) and NT$493 thousand (US$17 thousand), respectively.

(c)	Provision for impairment

In line with the regulations under IFRS 9 on provision for impairment based on the expected credit loss model, as of January 1, 2018, contract assets will be decreased by NT$115 thousand (US$4 thousand), accounts receivable decreased by NT$1,819 thousand (US$61 thousand), other receivables decreased by NT$5 thousand (US$169), other receivables – related parties decreased by NT$2 thousand (US$67), and retained earnings decreased by NT$1,941 thousand (US$65 thousand).

(d)	Revenue recognition of customized products

The Group provides high-integration and high-precision integrated circuits and related assembly and testing services based on the specifications as required by the customers. The revenue is recognized when the significant risks and rewards are transferred under existing accounting policies (refer to Note 2 u)), and the timing of recognition usually occurred upon service completion. Considering that the Group provides assembly and testing service to create or enhance a highly customized product and the customer controls the asset as it is created or enhanced, the revenue will be recognized over time based on the percentage of completion under IFRS 15. As of January 1, 2018, using the modified retrospective approach, the Group also elects the use of practical expedient to only account for incomplete contracts at the date of initial application. Hence all the work in process and finished goods accounted in inventories will be transferred to retained earnings and contract assets will be recognized. As a result, retained earnings will be increased by NT$46,607 thousand (US$1,572 thousand), inventory decreased by NT$208,505 thousand (US$7,035 thousand) and contract assets increased by NT$255,112 thousand (US$8,607 thousand).

(e)	Presentation of contract assets and contract liabilities

In line with IFRS 15 requirements, the Group’s liabilities in relation to sales discounts to customers are recognized as contract liabilities, but were previously presented as current provisions on the consolidated statement of financial position. As of January 1, 2018, the balance is NT$70,156 thousand (US$2,367 thousand).

(f)	Recognition of deferred tax

When initially adopting IFRS 9 and IFRS 15, the Group will have to recognize adjustments on the consolidated statement of financial position which would result to temporary differences. Accordingly, as of January 1, 2018, deferred tax assets will be decreased by NT$736 thousand (US$25 thousand) and deferred tax liabilities increased by NT$19,651 thousand (US$663 thousand).

Other Amendments to IFRSs not listed above are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Basis of consolidation
d)	Basis of consolidation

The consolidated financial statements include the accounts of ChipMOS Taiwan and all entities controlled by ChipMOS Taiwan. The financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income are attributed to the owners of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described in the accounting policy for subsidiaries below.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any investment retained and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. The Group’s share of components previously recognized in other comprehensive income is reclassified to consolidated statements of comprehensive income or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

Subsidiaries included in the consolidated financial statements:

				Percentage of Ownership (%)
				December 31,
Name of investor	Name of investee	Main businesses	Location	2016	2017	Note
The Company	ChipMOS U.S.A., Inc. (“ChipMOS USA”)	Research, development and marketing of semiconductors, circuits, and electronic related products	San Jose, USA	100	100
The Company	ChipMOS BVI	Holding company	British Virgin Islands	100	100
ChipMOS BVI	ChipMOS Shanghai	Semiconductor assembling and testing services	People’s Republic of China (“PRC”)	100	—	*

*	On November 30, 2016, the Company’s Board of Directors approved ChipMOS BVI’s disposal of 54.98% shareholding of its subsidiary, ChipMOS Shanghai. The transaction was completed in March 2017, thereafter, ChipMOS Shanghai was excluded from the consolidated financial statements and recorded as “Investment in associates”. Detailed information is provided in Note 13.

Significant judgments and estimates
e)	Significant judgments and estimates

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the recorded amounts of assets, liabilities, revenue and expenses of the Group. The Group continually evaluates these estimates, including those related to share-based payments, impairment of receivables, impairment of non-financial assets, depreciation of property, plant and equipment, defined benefit plans, deferred tax assets and deferred tax liabilities. The Group bases its estimates on historical experience and other assumptions, which it believes to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions and conditions.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that periods, or in the period of the revision and future periods if the revision affects both current and future periods.

Management has considered the development, selection and disclosure of the Group’s critical accounting policies and estimates.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the consolidated financial statements:

Provisions – deficiency compensation

The Group is primarily providing high-integration and high-precision integrated circuit of the packaging and testing services. In cases of deficiencies in the assembly and testing services provided, the Group has to clarify the reason for deficiencies and attribution of responsibility. The Group follows the guidance of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” to determine provisions for deficiency compensation. Since the timing and amount of these provisions are based on assumptions and estimates it requires management to make critical judgments.

Estimates and assumptions

Revenue recognition

The Group estimates sales discounts and returns based on historical results and other known factors. Provisions for such liabilities are recorded as a deduction item to sales revenues when the sales are recognized. The Group reassesses the reasonableness of estimates of discounts and returns periodically.

Causes and effects of accounting change

By considering the Group’s experience on using similar property, plant and equipment in prior periods as well as by referring to the experience from peer industry, on November 10, 2016, the Board of Directors approved to change the estimated useful lives of certain properties from 11 years to 16 years and certain equipment from 2~6 years to 2~8 years effectively from November 1, 2016, in order to better reflect economic benefits from usage of those properties and equipment. The impact on depreciation expenses of current and future periods were expected as follows:

	2016	2017	2018	2019
	NT$000	NT$000	NT$000	NT$000
Decrease in depreciation expenses	(119,737)	(605,259)	(389,972)	(164,824)

Property, plant and equipment and depreciation
f)	Property, plant and equipment and depreciation

Property, plant and equipment are stated at cost, less provision for depreciation and impairment losses, if any.

The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable cost of bringing the asset to its working condition and location for its intended use. Expenditure incurred after the item has been put into operation, such as repairs and maintenance and overhaul costs, is normally charged to the consolidated statements of comprehensive income in the year in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in future economic benefits expected to be obtained from the use of the item, the expenditure is capitalized as an additional cost of the item. When an item of property, plant and equipment is disposed of or retired, its cost and accumulated depreciation are removed from the financial statements and any gain or loss resulting from the disposal or retirement, being the difference between the net proceeds and the carrying amount of the asset, is included in consolidated statements of comprehensive income.

Depreciation is provided on the straight-line method, based on the estimated useful life of the individual assets, as follows:

Buildings	6 to 51 years
Machinery and equipment	2 to 8 years
Tools	2 to 3 years
Other equipment	2 to 6 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the consolidated statements of comprehensive income in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Impairment of non-financial assets
g)	Impairment of non-financial assets

Where an indication of impairment exists, or when periodical impairment testing for an asset is required (other than inventories, deferred tax assets and financial assets), the recoverable amount of the asset is estimated. An asset’s recoverable amount is the higher of the value in use of the asset or cash-generating unit to which it belongs and its fair value less costs to sell, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the consolidated statements of comprehensive income in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation), had no impairment loss been recognized for the asset in prior years. A reversal of such impairment loss is credited to the consolidated statements of comprehensive income in the period in which it arises.

Inventories
h)	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined on a weighted average cost basis and includes all costs of purchase, costs of conversion, and other costs incurred in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When inventories are consumed, the carrying amount of those inventories is recognized as cost of revenue in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as cost of revenue in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as cost of revenue in the period in which the reversal occurs.

Non-current assets held for sale
i)	Non-current assets held for sale

Non-current assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use, and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell.

Investments and other financial assets
j)	Investments and other financial assets

Initial recognition and measurement

The Group’s financial assets are classified, at initial recognition, into financial assets at fair value through profit or loss (“FVTPL”), loans and receivables and available-for-sale financial investments. When financial assets are recognized initially, they are measured at fair value plus transaction costs that are attributable to the acquisition of the financial assets.

All regular way purchases or sales of financial assets are recognized on the settlement date, that is, the date that the Group completes the purchase or sell of the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Effective interest method

The effective interest method is a method of calculating the amortized cost of loans and receivables and a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period.

Income is recognized on an effective interest basis for debt instruments.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at fair value through profit or loss

Financial assets at FVTPL include financial assets held for trading and those designated as at FVTPL upon initial recognition.

A financial asset is classified as held for trading, mainly for cash management purpose as part of operating activities, if it has been acquired principally for the purpose of selling in the near future; or it is a part of an identified portfolio of financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or it is a derivative that is not designated and effective as a hedging instrument.

A financial asset other than a financial asset held for trading may be designated as at FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•	the financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	it forms part of a contract containing one or more embedded derivatives, and IAS 39 “Financial Instruments: Recognition and Measurement” permits the entire combined contract (asset or liability) to be designated as at FVTPL.

There were no financial assets at FVTPL at the end of the reporting periods.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. At the end of each reporting period, subsequent to initial recognition, loans and receivables (including accounts and notes receivables, other receivables, refundable deposits, short-term deposits and cash and cash equivalents) are carried at amortized cost using the effective interest method, less any identified impairment losses.

Available-for-sale financial investments

Available-for-sale financial investments are non-derivative financial assets in unlisted equity investments. Equity investments classified as available for sale are those which are neither classified as held for trading nor designated as at fair value through profit or loss.

When the fair value of unlisted equity investments cannot be reliably measured because (a) the variability in the range of reasonable fair value estimates is significant for that investment or (b) the probabilities of the various estimates within the range cannot be reasonably assessed and used in estimating fair value, such investments are stated at cost less any impairment losses.

The Group evaluates whether the ability and intention to sell its available-for-sale financial investments in the near term are still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets, the Group may elect to reclassify these financial assets if management has the ability and intention to hold the assets for the foreseeable future or until maturity.

Impairment of financial assets
k)	Impairment of financial assets

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that occurred after the initial recognition of the asset have an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate (i.e., the effective interest rate computed at initial recognition). The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the consolidated statements of comprehensive income. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans and receivables together with any associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group.

If, in a subsequent period, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to other expenses in the consolidated statements of comprehensive income.

Available-for-sale financial assets

The amount of the impairment loss is measured as the difference between the asset’s acquisition cost (less any principal repayment and amortization) and current fair value, less any impairment loss on that financial asset previously recognized in profit or loss, and is reclassified from “other comprehensive income” to “profit or loss”. If, in a subsequent period, the fair value of an investment in a debt instrument increases, and the increase can be related objectively to an event occurring after the impairment loss was recognized, then such impairment loss is reversed through profit or loss. Impairment loss of an investment in an equity instrument recognized in profit or loss shall not be reversed through profit or loss. Impairment loss is recognized and reversed by adjusting the carrying amount of the asset directly.

Derecognition of financial assets
l)	Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Investments in associates
m)	Investments in associates

The Group’s investments in associates are accounted for using the equity method. An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies. Any difference between the acquisition cost and the Group’s share of the net fair value of the identifiable assets and liabilities of associates is accounted for as follows:

(a)	Any excess of the acquisition cost over the Group’s share of the net fair value of the identifiable assets and liabilities of an associate at the date of acquisition is recognized as goodwill and is included in the carrying amount of the investment. Amortization of goodwill is not permitted.

(b)	Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities of an associate over the acquisition cost, after reassessing the fair value, is recognized as a gain in profit or loss on the acquisition date.

Under the equity method, the investments in associates are carried on the statements of financial position at cost plus post acquisition changes in the Group’s share of profit or loss and other comprehensive income of associates. The Group’s share of changes in associates’ profit or loss and other comprehensive income are recognized directly in profit or loss and other comprehensive income, respectively, of the Group. Distributions received from an associate reduce the carrying amount of the investment. Any unrealized gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the Group’s interest in the associate.

Upon an associate’s issuance of new shares, if the Group takes up more shares than its original proportionate holding while maintaining its significant influence over that associate, such increase would be accounted for as an acquisition of an additional equity interest in the associate. Upon an associate’s issuance of new shares, if the Group does not take up proportionate shares and reduces its shareholding while maintaining its significant influence over that associate, the Group will treat the transaction as deemed disposal and reclassify to profit or loss the proportion of the gain or loss previously recognized in other comprehensive income relating to that reduction in ownership interest where appropriate.

The Group ceases to use the equity method upon loss of significant influence over an associate. Any difference between the carrying amount of the investment in an associate upon loss of significant influence and the fair value of the retained investment plus proceeds from disposal will be recognized in profit or loss.

The Group determines at each reporting date whether there is any objective evidence that the investments in associates are impaired. An impairment loss, being the difference between the recoverable amount of the associate and its carrying value, is recognized in profit or loss in the consolidated statements of comprehensive income and forms part of the carrying amount of the investments.

Financial liabilities
n)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

The Group’s financial liabilities include bank loans, accounts payable and other monetary liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the consolidated statements of comprehensive income when the liabilities are derecognized through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the consolidated statements of comprehensive income.

Notes and accounts payable

Notes and accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. However, short-term accounts payable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

Derecognition of financial liabilities
o)	Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the consolidated statements of comprehensive income.

Dividends
p)	Dividends
Dividends are recommended by the Board of Directors to the Shareholders’ approval pursuant to the Company’s Article of Incorporation.
Operating lease charges
q)	Operating lease charges

Where the Group has the use of assets held under operating leases, payments made under the leases are charged to the consolidated statements of comprehensive income in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased assets. Lease incentives received are recognized in the consolidated statements of comprehensive income as an integral part of the aggregate net lease payments made. Contingent rentals, if any, are charged to the consolidated statements of comprehensive income in the accounting period in which they are incurred.

Treasury stock
r)	Treasury stock

Treasury stock is stated at cost and shown as a deduction in equity. When the Company retires treasury stock, the treasury stock account is reduced and the share capital as well as the capital surplus – share premium are reversed on a pro rata basis. When the book value of the treasury stock exceeds the sum of par value and share premium, the difference is charged to respective capital surplus and to retained earnings for any remaining amount. The Company’s stock held by its subsidiary is treated as treasury stock.

Provisions
s)	Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the consolidated statements of comprehensive income.

Foreign currency translation
t)	Foreign currency translation

The consolidated financial statements are presented in New Taiwan dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions are initially recorded using the functional currency rates ruling at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rates of exchange ruling at the end of the reporting period. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. The functional currencies of certain overseas subsidiaries are currencies other than the New Taiwan dollars. As at the end of the reporting period, the assets and liabilities of these entities are translated into the presentation currency of the Company at the exchange rates ruling at the end of the reporting period, and their income and expense items are translated into New Taiwan dollars at the weighted average exchange rates for the year.

The resulting exchange differences are recorded in other comprehensive income and the cumulative balance is included in foreign currency translation reserve in the consolidated statements of changes in equity. On disposal of a foreign entity, the deferred cumulative amount recognized in foreign currency translation reserve relating to that particular foreign operation is recognized in the consolidated statements of comprehensive income. For the purpose of the consolidated statements of cash flows, the cash flows of overseas subsidiaries are translated into New Taiwan dollars at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of overseas subsidiaries which arise throughout the year are translated into New Taiwan dollars at the weighted average exchange rates for the year.

Revenue recognition
u)	Revenue recognition

Revenue is recognized to the extent that it is probable that the economic benefits arising in the course of business will flow to the Group and the revenue can be reliably measured, regardless of when the payment is being made. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty.

The Group engaged in the research, development, manufacturing and sale of high-integration and high-precision integrated circuits and related assembly and testing services. The criteria that the Group uses to determine when to recognize revenue are: (a) the Group has transferred to the buyer the significant risks and rewards of ownership of the goods; (b) the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold; (c) the amount of revenue can be measured reliably; (d) it is probable that the economic benefits associated with the transaction will flow to the Group ; (e) the stage of completion of the transaction at the end of the reporting period can be measured reliably, and (f) the costs incurred for the transaction and the costs to complete the transaction can be measured reliably.

The Group does not take ownership of: (1) bare semiconductor wafers received from customers that are assembled into finished semiconductors, and (2) assembled semiconductors received from the customers that it tests. The title and risk of loss remains with the customer for those bare semiconductors and/or assembled semiconductors. Accordingly, the customer-supplied semiconductor materials are not included in the consolidated financial statements.

The Group does not provide warranties to customers except in cases of defects in the assembly services provided and deficiencies in testing services provided. An appropriate sales allowance is recognized in the period during which the sale is recognized, and is estimated based on historical experience.

Interest income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that discounts the estimated future cash receipts through the expected life of the financial instrument to the net carrying amount of the financial asset.

Research and development costs
v)	Research and development costs

Research and development costs that do not meet the criteria of internally generated intangible assets of IAS 38 “Intangible Assets” are expensed in the period in which it is incurred.

Borrowing costs
w)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. All other borrowing costs are charged to the consolidated statements of comprehensive income in the period in which they are incurred.

Pension and other post-employment benefits
x)	Pension and other post-employment benefits

The Group operates defined contribution and defined benefit plans in the ROC and PRC. For defined contribution retirement benefit plans, payments to the benefit plan are recognized as an expense when the employees have rendered service entitling them to the contribution. For defined benefit retirement plans, the cost of providing benefit is recognized based on actuarial calculations.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the year end. Remeasurements are recognized in other comprehensive income in the period which they incur. Past service costs are recognized in the consolidated statements of comprehensive income on the earlier of the date of the plan amendment or curtailment, and the date that the Group recognizes restructuring-related costs. Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes i) service costs comprising current service costs, past service costs, gains and losses on curtailments and non-routine settlements, and ii) net interest expense or income, under cost of revenue, research and development expenses, sales and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income.

Employee entitlements to annual leave are recognized when they accrue to employees. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.

Share-based payments
y)	Share-based payments

Employees of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions) or share appreciation rights, which are settled in cash (cash-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognized, together with a corresponding increase in capital surplus in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefit expenses. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

When the terms of an equity-settled award are modified, as a minimum, the services received measured at the grant date, fair value of the equity instruments granted should be recognized, unless those equity instruments do not vest because of failure to satisfy a vesting condition (other than a market condition) that was specified at grant date. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Cash-settled transactions

The cost of cash-settled transactions is measured initially at fair value at the grant date using an appropriate valuation model. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is re-measured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in employee benefit expenses.

Restricted shares

Restricted shares issued to employees are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period.

For restricted shares where those shares do not restrict distribution of dividends to employees and employees are not required to return the dividends received if they resign during the vesting period, the Group recognizes the fair value of the dividends received by the employees who are expected to resign during the vesting period as compensation cost at the date of dividends declared.

For restricted shares where employees do not need to pay to acquire those shares, if the employees who resign during the vesting period, the Group will recover and retire those shares at no cost.

Income tax
z)	Income tax

Income tax represents the sum of current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Current income tax assets and liabilities are offset and the net amount reported in the statements of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Cash and cash equivalents
aa)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and short-term highly liquid investments which are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired.

Related parties
bb)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of key management personnel of the Group or the Group’s parent.

or

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group.

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	The entity and the Group are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Subsidiaries
cc)	Subsidiaries

A subsidiary is an entity (including a structured entity) controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	the contractual arrangement with the other vote holders of the investee;

•	rights arising from other contractual arrangements; and

•	the Group’s voting rights and potential voting rights

The Company’s share of its subsidiaries’ post-acquisition profits or losses is recognized in profit or loss, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. When the Company’s share of losses in a subsidiary equals or exceeds its interest in the subsidiary, the Company continues to recognize its share in the subsidiary’s loss proportionately.

Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary (transactions with non-controlling interests) are accounted for as equity transactions, i.e. transactions with owners in their capacity as owner. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity.

Fair value measurement
dd)	Fair value measurement

The Group measures its accrued pension cost at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Capital reorganization
ee)	Capital reorganization

The Company merged with ChipMOS Bermuda on October 31, 2016 and the transaction was accounted as capital reorganization within the Group. When presenting comparative financial statements, the Company presented it as if ChipMOS Bermuda had always been combined and the financial statements were restated retrospectively. The assets and liabilities acquired from ChipMOS Bermuda was measured by using book value method, and any differences between the consideration given by the Company and the aggregate book value of the assets and liabilities of ChipMOS Bermuda was first accounted for as addition (deduction) in capital surplus arises from share premium, if the share premium is insufficient, the amount will be accounted for as deduction from retained earnings. In addition, on the effective date of the Merger, the Company reclassified its shares originally held by ChipMOS Bermuda as treasury stock and cancelled those shares with deduction in share premium equal to the proportion of retired shares. If the share premium is insufficient, the amount will be accounted for as deduction from retained earnings. Transaction costs attributable to the Merger are accounted for as deduction from equity.

When presenting comparative financial statements, the Company presented it as if ChipMOS Bermuda had always been combined and the financial statements were restated retrospectively. Net income attributable to ChipMOS Bermuda prior to the Merger were presented as “Predecessors’ interests”.